Trust of Administration - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) km	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Disclosure trust of administration [line items]
Annual fee contributions percentage	3.00%
Contributions | $	$ 29,507	$ 71,174	$ 70,000
Improvement of railway	29,215
Parish Sur - Azul Norte [member]
Disclosure trust of administration [line items]
Improvement of railway	259
Cauelas-Olavarra branch [member]
Disclosure trust of administration [line items]
Improvement of railway	288,215